Income Taxes (Tables)	6 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

The provision/(benefit) for income taxes for the year ended September 30, 2014 and 2013 and the interim period ended March 31, 2015 was as follows (assuming a 15% effective tax rate):

	March 31,	September 30,
	2015	2014	2013
Current Tax Provision
Federal-
Taxable income	$-	$-	$-
Total current tax provision	-	-	-
	$-	$-	$-

Deferred Tax Provision
Federal-
Loss carry forwards	$130,460	$263,821	$16,275
Change in valuation allowance	(130,460)	(263,821)	(16,275)
Total deferred tax provision	$-	$-	$-

Schedule of Deferred Income Tax

The Company had deferred income tax assets as of March 31, 2015, September 30, 2014 and September 30, 2013 as follows:

	March 31,	September 30,
	2015	2014	2013
Loss carry forwards	$1,690,582	$1,560,122	$1,296,301
Less - Valuation allowance	$-1,690,582	$-1,560,122	$-1,296,301
	$-	$-	$-